Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings/(Loss) per Share

	For the year ended December 31,
	2021	2020	2019
Income/(Loss) attributable to common equity holders	14,950	(17,372)	(36,351)
Weighted average number of shares – basic and diluted	14,809,536	959,157	41,622
Net income/(loss) per common share – basic and diluted	1.01	(18.11)	(873.36)